Administrative Expenses (Details) - Schedule of administrative expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Administrative Expenses Abstract
Personnel expenses, note 23(b)	S/ 116,748	S/ 96,891	S/ 76,291
Third-party services	72,172	59,896	48,713
Depreciation and amortization	16,667	16,569	16,626
Donations	8,494	9,067	9,188
Board of Directors compensation	6,112	6,397	5,992
Taxes	5,669	5,563	5,262
Consumption of supplies	1,715	1,686	1,297
Total administrative expenses	S/ 227,577	S/ 196,069	S/ 163,369